NET OPERATING REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Other Income and Expenses [Abstract]
NET OPERATING REVENUE

	06/30/2018	06/30/2017
Gross operating revenue (*)	15,566,879	19,863,827
Deductions from gross revenue	(4,353,313)	(7,865,438)
Taxes	(3,508,989)	(3,902,578)
Discounts and other deductions (*)	(844,324)	(3,962,860)
Net operating revenue	11,213,566	11,998,389

(*)	The Company simplified the breakdown of its bills sent to its customers. The changes in billing do not impact the taxes levied on sales and/or services or the net revenue.

	2017	2016	2015
Gross operating revenue (*)	36,338,432	45,327,110	44,519,320
Deductions from gross revenue	(12,548,778)	(19,330,687)	(17,165,555)
Taxes	(7,707,961)	(7,760,930)	(8,148,655)
Discounts and other deductions (*)	(4,840,817)	(11,569,757)	(9,016,900)

Net operating revenue	23,789,654	25,996,423	27,353,765

(*)	The Company simplified the breakdown of its bills sent to its customers. The changes in billing do not impact the taxes levied on sales and/or services or the net revenue.